Employee Stock Options	12 Months Ended
Dec. 31, 2013
Employee Stock Options [Abstract]
Employee Stock Options

14. Employee Stock Options

Under the terms of the 2007 Equity Incentive Plan, which was adopted by the Board of Directors in November 2007, the Board of Directors may award stock, options or similar rights having either a fixed or variable price related to the fair market value of the shares and with an exercise or conversion privilege related to the passage of time, the occurrence of one or more events, or the satisfaction of performance criteria or other conditions, or any other security with the value derived from the value of the shares. Such awards include stock options, restricted stock, restricted stock units, stock appreciation rights and dividend equivalent rights.

The Board of Directors may grant nonstatutory stock options under the 2007 Equity Incentive Plan at a price of not less than 100% of the fair market value of the Company's common stock on the date the option is granted. Incentive stock options under the 2007 Equity Incentive Plan may be granted at a price of not less than 100% of the fair market value of the Company's common stock on the date the option is granted. Incentive stock options granted to employees who, on the date of grant, own stock representing more than 10% of the voting power of all of the Company's classes of stock are granted at an exercise price of not less than 110% of the fair market value of the Company's common stock. The maximum term of these incentive stock options, granted to employees who own stock possessing more than 10% of the voting power of all classes of the Company's stock, may not exceed five years. The maximum term of an incentive stock option granted to any other participant may not exceed ten years. The Board of Directors determines the term and exercise or purchase price of all other awards granted under the 2007 Equity Incentive Plan. The Board of Directors also determines the terms and conditions of awards, including the vesting schedule and any forfeiture provisions. Awards under the 2007 Equity Incentive Plan may vest upon the passage of time or upon the attainment of certain performance criteria established by the Board of Directors.

Unless terminated sooner, the 2007 Equity Incentive Plan will automatically terminate in 2017. The Board of Directors may at any time amend, suspend or terminate the Company's 2007 Equity Incentive Plan.

The following table summarizes stock option activity under the Company's stock option plan (without regard to the conversion ratio used in the Merger discussed in Note 18, Subsequent Events):

	Shares	Number of	Weighted-Average
	Available For Grant	Options Outstanding	Exercise Price

Balance at December 31, 2011	2,473,010	3,539,600	$0.357
Options granted	(1,879,375)	1,879,375	0.792
Options exercised	-	(156,624)	0.203
Options repurchased	8,122	-	-
Options cancelled	958,679	(958,679)	0.463
Balance at December 31, 2012	1,560,436	4,303,672	0.524
Options granted	(1,794,782)	1,794,782	0.930
Options exercised	-	(504,321)	0.127
Options cancelled	624,388	(624,388)	0.718
Balance at December 31, 2013	390,042	4,969,745	$0.686

Options exercisable at December 31, 2013 totaled $2,540,220 with a weighted-average exercise price of $0.517 and a weighted average remaining contractual term of 8.03 years.

The fair value of options granted to employees during 2013 and 2012 was $835,896 and $898,963, respectively.

At December 31, 2013 and 2012, the total unamortized employee stock-based compensation expense amounted to $1,125,308 and $817,637 respectively, and is to be recognized over the stock options' remaining vesting term of approximately three years.

In 2012, the Board of Directors approved an extension to the post termination exercise period for 64,568 vested stock options held by former employees from three months to two years. Since this modification was made post termination, this modification was treated as a new award to nonemployees using the new term. The Company recognized $30,792 during the year ended December 31, 2012 as compensation expense.

In October 2013, the Board of Directors approved an extension to the post-termination exercise period for 233,735 vested stock options held by former employees from three months to two years. The Board of Directors also approved an extension to the post termination exercise period for 86,318 vested stock options held by former employees from three months to December 31, 2013.

The Company from time to time grants options to purchase common stock to non-employees for advisory and consulting services. Pursuant to ASC 505-50, Equity-Based Payments to Non-Employees, the Company periodically remeasures the fair value of these stock options using the Black-Scholes option pricing model and recognizes expense ratably over the vesting period of each stock option award. Non-employee stock compensation expense was $32,590 and $46,470 for the years ended December 31, 2013 and 2012, respectively, and is included in the consolidated statements of operation in the cost center of the employee.

The following assumptions were used to determine the fair value of options granted to employees:

-	The expected dividend yield is zero, as the Company has not paid any dividends and does not anticipate paying dividends in the near future.

-	The risk-free interest rate for periods related to the expected life of the options is based on the U.S. Treasury yield curve in effect at the time of grant.

-	The expected volatility is based on historical volatilities of peer group public companies' stock over the expected term of the option.

-	The expected term of options represents the period that the Company's stock-based compensation awards are expected to be outstanding. The Company has used the "simplified" method provided in Securities and Exchange Commission's Staff Accounting Bulletin No. 110 to estimate the expected term which takes into consideration the grant's contractual life and vesting period, because the Company lacks relevant historical data due to its limited historical experience.

-	The Company also estimates the number of options that are expected to be forfeited. Because of the lack of sufficient history, commencing in 2011, the Company used the average forfeiture rate of comparable peer companies which management determined to be 10%. Management estimates that such average rate represents a reasonable approximation of the currently anticipated rate of forfeiture for granted and outstanding stock options that have not vested.

The assumptions used in the Black-Scholes option pricing model in calculating the fair value of stock options granted to employees are as follows:

	Years ended December 31,
	2013	2012

Dividend yield	-	-
Risk-free interest rate	0.83% - 1.93%	1.20%-2.49%
Expected term (in years)	5-6	6
Volatility	65%-70%	65%

The assumptions used in the Black-Scholes option pricing model in calculating the fair value of stock options granted to non-employees are as follows:

	Years ended December 31,
	2013	2012

Dividend yield	-	-
Risk-free interest rate	0.83%-1.73%	1.63%
Expected term (in years)	5	5
Volatility	66%-71%	67%

Total stock-based compensation expense related to options granted to employees and non-employees was included in the consolidated statements of operations as follows:

	December 31,
	2013	2012

General and administrative	$197,072	$171,968
Research and development	82,608	69,609
Sales and marketing	110,937	91,889
	$390,617	$333,466